Goodwill (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill (Textual)
Impairment loss		$ 6,659,691
Commodities Brokerage [Member]
Goodwill (Textual)
Impairment loss		$ 6,659,691